Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company

28. Condensed Financial Information of the Parent Company

Balance Sheets

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
ASSETS
Current assets
Cash and cash equivalents	$16,527	$10,037	$104,924	$126,161
Short-term investments	80,732	98,150	—	—
Prepaid expenses and other receivables	485	176	490	96
Amount due from subsidiaries	19,350	22,653	31,019	30,979
Dividends receivable	3,517	3,195	3,195	3,195
Total current assets	120,611	134,211	139,628	160,431
Investment in subsidiaries	8,145,953	8,188,226	8,356,206	8,851,872
Total assets	$8,266,564	$8,322,437	$8,495,834	$9,012,303
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other payables	$4,306	$2,248	$1,132	$13,711
Amount due to subsidiaries	—	4,448	3,994	3,584
Total current liabilities	4,306	6,696	5,126	17,295
Total liabilities	$4,306	$6,696	$5,126	$17,295
EQUITY
Common stock	72	72	72	72
Additional paid-in capital	550,168	550,168	549,492	544,601
Subscriptions receivable	—	—	—	(7,109)
Accumulated other comprehensive (loss) income	(707,806)	(563,418)	(401,266)	129,501
Retained earnings	8,419,824	8,328,919	8,342,410	8,327,943
Total Sinovac shareholders' equity	8,262,258	8,315,741	8,490,708	8,995,008
Total liabilities and equity	$8,266,564	$8,322,437	$8,495,834	$9,012,303

Statements of Operations and Comprehensive Income (Loss)

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Selling, general and administrative expenses	$17,535	$11,418	$9,366	$15,148
Total operating expenses	17,535	11,418	9,366	15,148
Loss from operations	(17,535)	(11,418)	(9,366)	(15,148)
Other income (expenses)	5,944	3,133	(38)	95
Interest income	381	622	770	248
Equity earnings (losses) of subsidiaries, net of tax	102,115	(5,828)	23,101	8,136,987
Net income (loss)	90,905	(13,491)	14,467	8,122,182
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	(133,769)	(170,931)	(523,466)	109,636
Unrealized gain (loss) on available-for-sales investments	(10,619)	8,779	(7,301)	—
Total comprehensive (loss) income	$(53,483)	$(175,643)	$(516,300)	$8,231,818

Statements of Cash Flows

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Operating activities
Net income (loss)	$90,905	$(13,491)	$14,467	$8,122,182
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- Share-based compensation	—	—	—	7,735
- Equity earnings (losses) of subsidiaries, net of tax	(102,115)	5,828	(23,101)	(8,136,987)
Changes in:
- Amount due from subsidiaries	3,303	8,366	(40)	62,686
- Prepaid expenses and other receivables	(309)	314	(394)	2,365
- Dividend receivables	(322)	—	—	—
- Amount due to subsidiaries	(4,448)	454	410	1,006
- Accrued expenses and other payables	2,058	1,116	(12,579)	9,474
Net cash (used in) provided by operating activities	(10,928)	2,587	(21,237)	68,461
Financing activities
- Proceeds from exercised stock options	—	676	—	1,034
Net cash provided by financing activities	—	676	—	1,034
Investing activities
- Proceeds from redemption of short-term investments	93,418	49,850	—	—
- Purchase of short-term investments	(76,000)	(148,000)	—	—
Net cash provided by investing activities	17,418	(98,150)	—	—
Increase (decrease) in cash and cash equivalents	6,490	(94,887)	(21,237)	69,495
Cash and cash equivalents, beginning of year	10,037	104,924	126,161	56,666
Cash and cash equivalents, end of year	$16,527	$10,037	$104,924	$126,161

(a) Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as "Investment in subsidiaries" and share of their income (loss) as "Equity earnings (losses) of subsidiaries" in the statements of operations and comprehensive income (loss).

Each of the Company's PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (note 23). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Restatement

The condensed financial information has been restated mainly due to the Company's Rights Agreement dated February 22, 2019 was ruled invalid and the Company's Investment in subsidiaries was recalculated (note 2).

In connection with a recent ruling that determined the Company's Rights Agreement dated February 22, 2019 was not valid and enforceable, the Company has restated its previously reported preferred stock, common stock, and related dividend payable balances. As a result, 14,630,813 shares of preferred stock and 27,777,341 shares of common stock previously reported have been removed, together with the related dividend payables of $29,089, $23,107, and $17,125 as of December 31, 2023, 2022, and 2021, respectively.

The Company's Investment in subsidiaries was recalculated based on the corrected consolidated financial statements, resulting in adjustments to Equity earnings of subsidiaries and Other comprehensive (loss) income in total of $30,117, $116,268 and $346,360 for the years ended December 31, 2023, 2022, and 2021, respectively.

(c) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (notes 20 and 26).